(LOSS)/EARNINGS PER SHARE (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
(Loss)/profit for the year	$ (41,009,000)	$ 875,000	$ (6,388,000)
Weighted average number of shares	134,939,327	83,606,810	83,606,810
Issuable on exercise of warrants to Perceptive	10,000,000	0	0
Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year	$ 41,009,000	$ 875,000	$ (6,388,000)
Basic earnings per ordinary share for continuing operations	$ 41,002,000	$ 929,000	$ (6,013,000)
Weighted average number of shares	134,939,327	83,606,810	83,606,810
Number of shares issued	164,986,000	96,162,000	96,162,000
Number of ordinary shares issuable on exercise of options	16,800,000
Number of options granted	3,000,000
Number of options issuable	1,400,000
Number of options lapsed unexercised	280,000
Number of shares issued on the exercise of options	400,000
Issuable on exercise of warrants to Perceptive	10,000,000
American depositary share [Member]
Disclosure of classes of share capital [line items]
(Loss)/profit for the year	$ 41,009,000	$ 875,000	$ (6,388,000)
Basic earnings per ordinary share for continuing operations	$ 41,002,000	$ 929,000	$ (6,013,000)
Weighted average number of shares	33,734,832	20,901,703	20,901,703
Number of shares issued	41,247,000	24,041,000	24,041,000
Number of ordinary shares issuable on exercise of options	4,200,000
Number of options granted	750,000
Number of options issuable	350,000
Number of options lapsed unexercised	70,000
Number of shares issued on the exercise of options	100,000
Issuable on exercise of warrants to Perceptive	2,500,000	0	0
Minimum [Member] | Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share	$ 0.325
Minimum [Member] | American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share	1.3
Maximum [Member] | Class A Ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share	0.268
Maximum [Member] | American depositary share [Member]
Disclosure of classes of share capital [line items]
Number of shares issuable on exercise of warrants to perceptive exercise price per share	$ 1.071